Subsequent Events - Additional information (Details) $ / shares in Units, shares in Millions, $ in Millions				3 Months Ended
	Apr. 25, 2023 $ / shares	Feb. 01, 2023 USD ($) Employees shares	Jan. 03, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability						$ 0	$ 0
Derivative, Notional Amount				$ 8,971		8,488	10,786
Deferred Income Taxes Asset						1,691	1,508
Deferred Income Tax Liabilities, Net				64		$ 370	$ 385
Guarantor Obligations, Maximum Exposure, Undiscounted				164
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage Of Common Stock Outstanding			80.10%
Deferred Compensation Arrangement with Individual, Compensation Expense				525
Deferred Income Taxes Asset				2,200
Deferred Income Tax Liabilities, Net				516
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 164
Proceeds From Funds To Pay Expenses			$ 75
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant Value		$ 100
ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfEmployees | Employees		8,200
Dividends Payable, Amount Per Share | $ / shares	$ 0.03
Dividends Payable, Date to be Paid	Jun. 15, 2023
Dividends Payable, Date of Record	May 23, 2023
Subsequent Event [Member] | GE HealthCare Technologies Inc [Member]
Subsequent Event [Line Items]
Deferred Income Taxes Asset				1,700
Subsequent Event [Member] | Share-Based Payment Arrangement, Option [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant | shares		1.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date		Feb. 01, 2025
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant | shares		0.8
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date		Feb. 01, 2026
Subsequent Event [Member] | Pension Plan [Member]
Subsequent Event [Line Items]
Deferred Income Taxes Asset				$ 958
Subsequent Event [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount					$ 224